iShares
®
Climate Conscious & Transition MSCI USA ETF
Schedule of Investments
(unaudited)
May 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Air Freight & Logistics  —  0 .3%
FedEx Corp. ............................ 15,248 $ 3,325,589
United Parcel Service, Inc. , Class B ............ 49,120 4,791,165
8,116,754
a
Automobiles  —  3 .0%
General Motors Co. ....................... 64,713 3,210,412
Tesla, Inc.
(a)
............................. 193,873 67,169,240
70,379,652
a
Banks  —  4 .4%
Bank of America Corp. ..................... 483,842 21,351,948
Citigroup, Inc. ........................... 126,055 9,494,463
JPMorgan Chase & Co. .................... 187,259 49,436,376
U.S. Bancorp ........................... 104,341 4,548,224
Wells Fargo & Co. ........................ 218,444 16,335,242
101,166,253
a
Beverages  —  1 .6%
Coca-Cola Co. (The) ...................... 273,809 19,741,629
Constellation Brands, Inc. , Class A ............. 10,890 1,941,578
Keurig Dr Pepper, Inc. ..................... 86,325 2,906,563
Molson Coors Beverage Co. , Class B ........... 11,896 637,506
PepsiCo, Inc. ........................... 91,842 12,072,631
37,299,907
a
Biotechnology  —  2 .4%
AbbVie, Inc. ............................ 118,473 22,049,010
Alnylam Pharmaceuticals, Inc.
(a)
............... 8,716 2,654,545
Amgen, Inc. ............................ 36,005 10,375,921
Biogen, Inc.
(a)
........................... 9,799 1,271,812
Gilead Sciences, Inc. ...................... 83,486 9,190,139
Regeneron Pharmaceuticals, Inc. .............. 7,159 3,509,914
Vertex Pharmaceuticals, Inc.
(a)
................ 17,217 7,610,775
56,662,116
a
Broadline Retail  —  5 .1%
Amazon.com, Inc.
(a)
....................... 531,783 109,020,833
eBay, Inc. .............................. 31,212 2,283,782
MercadoLibre, Inc.
(a)
....................... 3,053 7,825,724
119,130,339
a
Building Products  —  0 .7%
Carlisle Companies, Inc. .................... 2,955 1,123,432
Carrier Global Corp. ....................... 52,081 3,708,167
Johnson Controls International PLC ............ 44,215 4,482,075
Lennox International, Inc. ................... 2,141 1,208,487
Trane Technologies PLC .................... 15,018 6,461,795
16,983,956
a
Capital Markets  —  3 .9%
Bank of New York Mellon Corp. (The) ........... 48,089 4,261,166
BlackRock, Inc.
(b)
......................... 9,859 9,660,736
Carlyle Group, Inc. (The) .................... 15,882 717,866
Cboe Global Markets, Inc. ................... 7,010 1,606,131
Charles Schwab Corp. (The) ................. 115,389 10,193,464
CME Group, Inc. , Class A ................... 24,132 6,974,148
FactSet Research Systems, Inc. ............... 2,542 1,164,897
Goldman Sachs Group, Inc. (The) ............. 20,816 12,498,967
Intercontinental Exchange, Inc. ............... 38,473 6,917,445
Moody's Corp. ........................... 10,841 5,196,308
Morgan Stanley .......................... 81,017 10,372,607
Nasdaq, Inc. ............................ 28,890 2,413,471
Northern Trust Corp. ....................... 13,058 1,393,811
Robinhood Markets, Inc. , Class A
(a)
............. 48,970 3,239,366
Security Shares Value
a
Capital Markets (continued)
S&P Global, Inc. ......................... 21,019 $ 10,779,804
State Street Corp. ........................ 19,331 1,861,189
89,251,376
a
Chemicals  —  0 .7%
Corteva, Inc. ............................ 45,746 3,238,817
DuPont de Nemours, Inc. ................... 28,025 1,872,070
Ecolab, Inc. ............................ 17,096 4,541,039
PPG Industries, Inc. ....................... 15,205 1,684,714
Sherwin-Williams Co. (The) .................. 16,001 5,741,319
17,077,959
a
Commercial Services & Supplies  —  0 .9%
Cintas Corp. ............................ 24,334 5,511,651
Republic Services, Inc. ..................... 14,648 3,768,784
Veralto Corp. ............................ 16,616 1,678,714
Waste Connections, Inc. .................... 17,302 3,410,051
Waste Management, Inc. .................... 26,941 6,491,973
20,861,173
a
Communications Equipment  —  0 .9%
Cisco Systems, Inc. ....................... 346,591 21,849,097
a
Construction & Engineering  —  0 .2%
AECOM ............................... 8,889 976,457
Quanta Services, Inc. ...................... 9,929 3,401,278
4,377,735
a
Construction Materials  —  0 .4%
CRH PLC .............................. 45,390 4,137,752
Martin Marietta Materials, Inc. ................ 4,083 2,235,647
Vulcan Materials Co. ...................... 8,850 2,345,870
8,719,269
a
Consumer Finance  —  0 .5%
American Express Co. ..................... 37,568 11,046,870
a
Consumer Staples Distribution & Retail  —  1 .4%
Target Corp. ............................ 30,509 2,868,151
Walmart, Inc. ............................ 295,296 29,151,621
32,019,772
a
Containers & Packaging  —  0 .2%
Avery Dennison Corp. ...................... 5,288 939,836
Ball Corp. .............................. 17,969 962,779
Crown Holdings, Inc. ...................... 7,834 771,649
Smurfit WestRock PLC ..................... 34,962 1,514,904
4,189,168
a
Diversified Telecommunication Services  —  1 .1%
AT&T, Inc. .............................. 480,738 13,364,516
Verizon Communications, Inc. ................ 282,626 12,424,239
25,788,755
a
Electric Utilities  —  1 .6%
Constellation Energy Corp. .................. 20,984 6,424,252
Duke Energy Corp. ....................... 52,043 6,126,502
Edison International ....................... 25,790 1,435,213
Eversource Energy ....................... 24,587 1,593,483
Exelon Corp. ............................ 67,608 2,962,583
NextEra Energy, Inc. ...................... 137,870 9,739,137
Southern Co. (The) ....................... 73,457 6,611,130
Xcel Energy, Inc. ......................... 38,574 2,704,037
37,596,337
a

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
Climate Conscious & Transition MSCI USA ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Electrical Equipment  —  0 .9%
AMETEK, Inc. ........................... 15,456 $ 2,762,606
Eaton Corp. PLC ......................... 26,238 8,401,408
Emerson Electric Co. ...................... 37,768 4,508,744
Rockwell Automation, Inc. ................... 7,575 2,390,291
Vertiv Holdings Co. , Class A ................. 24,223 2,614,388
20,677,437
a
Electronic Equipment, Instruments & Components  —  0 .1%
Trimble, Inc.
(a)
........................... 21,411 1,525,962
a
Energy Equipment & Services  —  0 .3%
Baker Hughes Co. , Class A .................. 66,323 2,457,267
Halliburton Co. .......................... 57,730 1,130,931
Schlumberger N.V. ........................ 91,071 3,009,896
6,598,094
a
Entertainment  —  2 .1%
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 14,180 1,368,795
Netflix, Inc.
(a)
............................ 28,650 34,587,140
Walt Disney Co. (The) ..................... 121,072 13,685,979
49,641,914
a
Financial Services  —  4 .1%
Apollo Global Management, Inc. ............... 26,742 3,494,912
Block, Inc. , Class A
(a)
...................... 37,462 2,313,279
Fidelity National Information Services, Inc. ........ 35,475 2,824,165
Fiserv, Inc.
(a)
............................ 37,405 6,089,160
Global Payments, Inc. ..................... 16,471 1,245,372
Jack Henry & Associates, Inc. ................ 4,885 885,015
Mastercard, Inc. , Class A .................... 54,538 31,937,453
PayPal Holdings, Inc.
(a)
..................... 62,941 4,423,493
Visa, Inc. , Class A ........................ 115,420 42,150,230
95,363,079
a
Food Products  —  0 .5%
General Mills, Inc. ........................ 36,675 1,989,985
Hershey Co. (The) ........................ 9,913 1,592,920
Kellanova .............................. 18,495 1,528,242
McCormick & Co., Inc. , NVS ................. 16,924 1,230,883
Mondelez International, Inc. , Class A ............ 86,766 5,855,837
The Campbell's Company ................... 13,106 446,128
12,643,995
a
Ground Transportation  —  1 .3%
CSX Corp. ............................. 126,883 4,008,234
Norfolk Southern Corp. ..................... 15,156 3,745,351
Old Dominion Freight Line, Inc. ............... 12,814 2,052,418
Uber Technologies, Inc.
(a)
................... 126,053 10,608,620
Union Pacific Corp. ....................... 40,133 8,895,881
29,310,504
a
Health Care Equipment & Supplies  —  1 .6%
Abbott Laboratories ....................... 116,150 15,515,317
Becton Dickinson & Co. .................... 19,234 3,319,596
Boston Scientific Corp.
(a)
.................... 99,055 10,426,529
Edwards Lifesciences Corp.
(a)
................ 39,231 3,068,649
IDEXX Laboratories, Inc.
(a)
................... 5,426 2,785,492
Zimmer Biomet Holdings, Inc. ................ 13,249 1,221,160
36,336,743
a
Health Care Providers & Services  —  1 .5%
DaVita, Inc.
(a)
............................ 2,945 401,286
Elevance Health, Inc. ...................... 15,165 5,820,933
Humana, Inc. ........................... 8,082 1,884,157
Labcorp Holdings, Inc. ..................... 5,601 1,394,481
Security Shares Value
a
Health Care Providers & Services (continued)
McKesson Corp. ......................... 8,390 $ 6,036,689
UnitedHealth Group, Inc. .................... 61,265 18,496,516
34,034,062
a
Health Care REITs  —  0 .3%
Healthpeak Properties, Inc. .................. 46,791 814,632
Welltower, Inc. ........................... 43,426 6,699,763
7,514,395
a
Hotels, Restaurants & Leisure  —  2 .9%
Airbnb, Inc. , Class A
(a)
...................... 29,176 3,763,704
Booking Holdings, Inc. ..................... 2,201 12,147,165
Chipotle Mexican Grill, Inc.
(a)
................. 90,770 4,545,762
DoorDash, Inc. , Class A
(a)
................... 23,996 5,006,766
Flutter Entertainment PLC
(a)
.................. 11,836 2,990,957
Hilton Worldwide Holdings, Inc. ............... 16,046 3,986,468
Hyatt Hotels Corp. , Class A .................. 2,806 370,476
Las Vegas Sands Corp. .................... 23,662 973,928
Marriott International, Inc. , Class A ............. 15,677 4,136,063
McDonald's Corp. ........................ 47,887 15,029,335
Royal Caribbean Cruises Ltd. ................ 17,123 4,400,097
Starbucks Corp. .......................... 76,076 6,386,580
Yum! Brands, Inc. ........................ 18,650 2,684,481
66,421,782
a
Household Products  —  1 .6%
Church & Dwight Co., Inc. ................... 16,487 1,620,837
Clorox Co. (The) ......................... 8,248 1,087,746
Colgate-Palmolive Co. ..................... 51,602 4,795,890
Kimberly-Clark Corp. ...................... 22,213 3,193,341
Procter & Gamble Co. (The) ................. 157,037 26,679,016
37,376,830
a
Industrial Conglomerates  —  0 .2%
3M Co. ................................ 36,115 5,357,660
a
Industrial REITs  —  0 .3%
Prologis, Inc. ............................ 62,080 6,741,888
a
Insurance  —  2 .2%
American International Group, Inc. ............. 39,099 3,309,339
Arch Capital Group Ltd. .................... 25,162 2,391,396
Arthur J Gallagher & Co. .................... 17,127 5,950,605
Chubb Ltd. ............................. 25,490 7,575,628
Cincinnati Financial Corp. ................... 10,486 1,581,498
Hartford Insurance Group, Inc. (The) ............ 19,118 2,482,281
Markel Group, Inc.
(a)
....................... 854 1,658,212
Marsh & McLennan Companies, Inc. ............ 32,999 7,710,546
Progressive Corp. (The) .................... 39,263 11,187,207
Travelers Companies, Inc. (The) ............... 15,178 4,184,575
Willis Towers Watson PLC ................... 6,656 2,106,957
50,138,244
a
Interactive Media & Services  —  9 .1%
Alphabet, Inc. , Class A ..................... 356,745 61,267,386
Alphabet, Inc. , Class C , NVS ................. 302,577 52,300,435
Meta Platforms, Inc. , Class A ................. 146,694 94,982,898
Pinterest, Inc. , Class A
(a)
.................... 39,761 1,236,965
Snap, Inc. , Class A , NVS
(a) (c)
................. 71,830 592,597
210,380,281
a
IT Services  —  2 .6%
Accenture PLC , Class A .................... 54,536 17,278,095
Cloudflare, Inc. , Class A
(a)
................... 26,895 4,461,611
Cognizant Technology Solutions Corp. , Class A ..... 43,094 3,490,183
Gartner, Inc.
(a)
........................... 6,692 2,920,523

iShares
®
Climate Conscious & Transition MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
IT Services (continued)
GoDaddy, Inc. , Class A
(a)
.................... 12,312 $ 2,242,631
International Business Machines Corp. .......... 80,781 20,927,126
Okta, Inc. , Class A
(a)
....................... 14,447 1,490,497
Snowflake, Inc. , Class A
(a)
................... 27,652 5,687,187
Twilio, Inc. , Class A
(a)
...................... 12,687 1,493,260
59,991,113
a
Life Sciences Tools & Services  —  1 .1%
Agilent Technologies, Inc. ................... 19,098 2,137,448
Danaher Corp. .......................... 43,126 8,189,627
Illumina, Inc.
(a)
........................... 10,599 871,662
IQVIA Holdings, Inc.
(a)
...................... 11,808 1,657,017
Mettler-Toledo International, Inc.
(a) (c)
............ 1,395 1,611,950
Thermo Fisher Scientific, Inc. ................. 25,280 10,183,290
Waters Corp.
(a)
.......................... 3,984 1,391,372
26,042,366
a
Machinery  —  1 .6%
Caterpillar, Inc. .......................... 32,005 11,138,700
Cummins, Inc. ........................... 9,225 2,965,653
Deere & Co. ............................ 17,267 8,741,591
Dover Corp. ............................ 9,180 1,631,745
Fortive Corp. ............................ 22,787 1,599,420
IDEX Corp. ............................. 5,061 915,585
Ingersoll Rand, Inc. ....................... 27,000 2,204,280
PACCAR, Inc. ........................... 35,159 3,299,672
Westinghouse Air Brake Technologies Corp. ....... 11,452 2,316,969
Xylem, Inc. ............................. 16,294 2,053,696
36,867,311
a
Media  —  0 .4%
Comcast Corp. , Class A .................... 252,592 8,732,105
a
Metals & Mining  —  0 .2%
Newmont Corp. .......................... 75,492 3,979,938
Steel Dynamics, Inc. ....................... 9,535 1,173,473
5,153,411
a
Multi-Utilities  —  0 .6%
Consolidated Edison, Inc. ................... 24,121 2,520,403
Dominion Energy, Inc. ...................... 57,072 3,234,270
NiSource, Inc. ........................... 31,509 1,245,866
Public Service Enterprise Group, Inc. ........... 33,387 2,705,349
Sempra ............................... 43,541 3,421,887
13,127,775
a
Office REITs  —  0 .0%
BXP, Inc. .............................. 10,076 678,417
a
Oil, Gas & Consumable Fuels  —  2 .8%
Chevron Corp. ........................... 111,129 15,191,334
Diamondback Energy, Inc. ................... 12,804 1,722,778
EOG Resources, Inc. ...................... 36,938 4,010,359
EQT Corp. ............................. 38,013 2,095,657
Exxon Mobil Corp. ........................ 289,674 29,633,650
Hess Corp. ............................. 19,680 2,601,499
Kinder Morgan, Inc. ....................... 133,937 3,755,594
Occidental Petroleum Corp. .................. 47,176 1,923,837
ONEOK, Inc. ............................ 41,834 3,381,861
64,316,569
a
Personal Care Products  —  0 .0%
Estee Lauder Companies, Inc. (The) , Class A ...... 15,684 1,049,887
a
Security Shares Value
a
Pharmaceuticals  —  4 .2%
Bristol-Myers Squibb Co. .................... 136,277 $ 6,579,454
Eli Lilly & Co. ........................... 53,966 39,809,099
Johnson & Johnson ....................... 161,397 25,050,429
Merck & Co., Inc. ......................... 168,529 12,949,768
Pfizer, Inc. ............................. 379,835 8,922,324
Zoetis, Inc. , Class A ....................... 29,876 5,037,990
98,349,064
a
Professional Services  —  1 .0%
Automatic Data Processing, Inc. ............... 27,252 8,871,344
Booz Allen Hamilton Holding Corp. , Class A ....... 8,478 900,787
Broadridge Financial Solutions, Inc. ............ 7,837 1,903,059
Equifax, Inc. ............................ 8,355 2,207,307
Jacobs Solutions, Inc. ...................... 8,205 1,036,292
Paychex, Inc. ........................... 21,706 3,427,594
Paycom Software, Inc. ..................... 3,490 904,224
TransUnion ............................. 13,070 1,119,184
Verisk Analytics, Inc. ....................... 9,371 2,943,806
23,313,597
a
Real Estate Management & Development  —  0 .1%
CBRE Group, Inc. , Class A
(a)
................. 20,080 2,510,401
Zillow Group, Inc. , Class C , NVS
(a)
............. 10,998 738,076
3,248,477
a
Residential REITs  —  0 .2%
AvalonBay Communities, Inc. ................ 9,533 1,971,138
Equity Residential ........................ 22,883 1,605,014
3,576,152
a
Retail REITs  —  0 .4%
Kimco Realty Corp. ....................... 45,227 961,526
Realty Income Corp. ....................... 59,721 3,381,403
Regency Centers Corp. .................... 11,722 845,742
Simon Property Group, Inc. .................. 21,853 3,563,569
8,752,240
a
Semiconductors & Semiconductor Equipment  —  8 .0%
Advanced Micro Devices, Inc.
(a)
............... 141,544 15,673,167
Analog Devices, Inc. ....................... 43,212 9,246,504
Marvell Technology, Inc. .................... 75,450 4,541,335
NVIDIA Corp. ........................... 1,050,528 141,957,849
QUALCOMM, Inc. ........................ 96,354 13,990,601
185,409,456
a
Software  —  14 .6%
Adobe, Inc.
(a)
............................ 37,129 15,411,877
ANSYS, Inc.
(a)
........................... 7,638 2,526,803
Atlassian Corp. , Class A
(a)
................... 14,289 2,966,825
Autodesk, Inc.
(a)
.......................... 18,556 5,494,803
Bentley Systems, Inc. , Class B ................ 13,974 666,979
Cadence Design Systems, Inc.
(a)
.............. 23,897 6,860,112
Crowdstrike Holdings, Inc. , Class A
(a)
............ 21,591 10,177,350
Datadog, Inc. , Class A
(a)
.................... 25,027 2,950,183
DocuSign, Inc.
(a)
......................... 17,638 1,562,903
Fortinet, Inc.
(a)
........................... 56,955 5,796,880
Gen Digital, Inc. .......................... 45,642 1,299,884
HubSpot, Inc.
(a)
.......................... 4,314 2,544,829
Intuit, Inc. .............................. 24,360 18,354,529
Microsoft Corp. .......................... 308,117 141,844,742
Oracle Corp. ............................ 146,582 24,263,718
Palantir Technologies, Inc. , Class A
(a)
........... 186,621 24,592,915
Palo Alto Networks, Inc.
(a) (c)
.................. 57,685 11,099,748
PTC, Inc.
(a)
............................. 10,483 1,764,498
Roper Technologies, Inc. .................... 9,355 5,334,876
Salesforce, Inc. .......................... 83,727 22,218,634

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
Climate Conscious & Transition MSCI USA ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Software (continued)
ServiceNow, Inc.
(a)
........................ 18,037 $ 18,237,030
Synopsys, Inc.
(a)
......................... 13,469 6,249,347
Workday, Inc. , Class A
(a)
.................... 18,755 4,645,801
Zscaler, Inc.
(a)
........................... 8,765 2,416,510
339,281,776
a
Specialized REITs  —  1 .1%
American Tower Corp. ..................... 31,353 6,729,921
Crown Castle, Inc. ........................ 29,161 2,926,306
Digital Realty Trust, Inc. .................... 22,552 3,868,119
Equinix, Inc. ............................ 6,551 5,822,660
Iron Mountain, Inc. ........................ 19,673 1,941,922
Public Storage ........................... 10,573 3,260,819
24,549,747
a
Specialty Retail  —  1 .3%
Home Depot, Inc. (The) .................... 66,570 24,517,065
Tractor Supply Co. ........................ 35,603 1,723,185
Ulta Beauty, Inc.
(a)
........................ 3,032 1,429,467
Williams-Sonoma, Inc. ..................... 8,269 1,337,594
29,007,311
a
Technology Hardware, Storage & Peripherals  —  0 .3%
Dell Technologies, Inc. , Class C ............... 28,123 3,129,246
Hewlett Packard Enterprise Co. ............... 114,441 1,977,541
Super Micro Computer, Inc.
(a)
................. 43,945 1,758,679
6,865,466
a
Textiles, Apparel & Luxury Goods  —  0 .4%
Deckers Outdoor Corp.
(a)
.................... 10,167 1,072,822
Lululemon Athletica, Inc.
(a)
................... 7,354 2,328,791
Security Shares Value
a
Textiles, Apparel & Luxury Goods (continued)
NIKE, Inc. , Class B ....................... 78,901 $ 4,780,612
8,182,225
a
Water Utilities  —  0 .1%
American Water Works Co., Inc. ............... 13,061 1,867,331
Essential Utilities, Inc. ...................... 17,847 687,645
2,554,976
a
Wireless Telecommunication Services  —  0 .3%
T-Mobile U.S., Inc. ........................ 30,584 7,407,445
a
Total Long-Term Investments — 99.6%
(Cost: $ 1,879,587,035 ) ............................... 2,309,036,244
a
Short-Term Securities
Money Market Funds  —  0 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.46%
(b) (d) (e)
..................... 8,910,894 8,914,458
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.30%
(b) (d)
............................ 2,926,255 2,926,255
a
Total Short-Term Securities — 0.5%
(Cost: $ 11,840,707 ) ................................. 11,840,713
Total Investments — 100.1%
(Cost: $ 1,891,427,742 ) ............................... 2,320,876,957
Liabilities in Excess of Other Assets — ( 0 .1 ) % ............... (3,230,630)
Net Assets — 100.0% ................................. $ 2,317,646,327
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
All or a portion of this security is on loan.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/24
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/25
  Shares Held
at 05/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 9,983,342  $ —  $ (1,063,778)
(a)
$ (5,022) $ (84) $ 8,914,458  8,910,894  $ 22,460
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 2,727,829  198,426
(a)
—  —  —  2,926,255  2,926,255  160,815  —
BlackRock, Inc. ... 8,285,830  2,917,865  (2,359,506) 536,537  280,010  9,660,736  9,859  149,602  —
$ 531,515  $ 279,926
$ 21,501,449
$ 332,877  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
Climate Conscious & Transition MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2025

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 25 06/20/25 $ 7,395 $ 267,781
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,309,036,244  $ —  $ —  $ 2,309,036,244
Short-Term Securities
Money Market Funds ...................................... 11,840,713  —  —  11,840,713
$ 2,320,876,957  $ —  $ —  $ 2,320,876,957
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 267,781  $ —  $ —  $ 267,781
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust